Intangible assets other than goodwill (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	$ 244,632,721	$ 153,123,207	$ 172,389,672
Additions	11,518,924	7,250,921
Additions for business combinations (cost)	37,745,243	1,962,891
Divestitures (cost)	(543,720)	(81,475)
Divestitures (amortization)	80,639	74,540
Amortization of year	(6,647,579)	(10,215,188)
Conversion effect (cost)	(18,275)	(47,255,540)
Conversion effect (amotization)	(1,554,364)	925,838
Others increase	51,000,328	28,071,548
Sub-Total	91,509,514	(19,266,465)
Additions for business combinations (cost)	(71,682)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	290,806,937	196,640,526	206,692,181
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	(46,174,216)	(43,517,319)	(34,302,509)
Trademark [Member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	196,593,811	127,011,105	142,547,210
Additions	251,755
Additions for business combinations (cost)	25,481,126	1,962,891
Divestitures (cost)	(344,502)
Divestitures (amortization)
Amortization of year
Conversion effect (cost)		(45,306,098)
Conversion effect (amotization)	(2,395,767)
Others increase	46,590,094	27,807,102
Sub-Total	69,582,706	(15,536,105)
Additions for business combinations (cost)
Trademark [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	196,593,811	127,011,105	142,547,210
Trademark [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	29,368,135	20,302,542	23,979,891
Additions	11,267,169	7,250,921
Additions for business combinations (cost)	157,532
Divestitures (cost)	(199,218)	(81,475)
Divestitures (amortization)	80,639	74,540
Amortization of year	(6,463,401)	(10,053,940)
Conversion effect (cost)	(17,867)	(1,838,630)
Conversion effect (amotization)	(143,898)	726,017
Others increase	4,456,319	245,218
Sub-Total	9,065,593	(3,677,349)
Additions for business combinations (cost)	(71,682)
Computer software [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	74,489,729	62,951,825	57,375,791
Computer software [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	(45,121,594)	(42,649,283)	(33,395,900)
Water Rights [Member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	3,199,349	3,199,349	3,199,349
Additions
Additions for business combinations (cost)
Divestitures (cost)
Divestitures (amortization)
Amortization of year
Conversion effect (cost)
Conversion effect (amotization)
Others increase
Sub-Total
Additions for business combinations (cost)
Water Rights [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	3,199,349	3,199,349	3,199,349
Water Rights [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill
Distribution Right [Member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	15,471,426	2,610,211	2,663,222
Additions
Additions for business combinations (cost)	12,106,585
Divestitures (cost)
Divestitures (amortization)
Amortization of year	(184,178)	(161,248)
Conversion effect (cost)	(408)	(110,812)
Conversion effect (amotization)	985,301	199,821
Others increase	(46,085)	19,228
Sub-Total	12,861,215	(53,011)
Additions for business combinations (cost)
Distribution Right [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	16,524,048	3,478,247	3,569,831
Distribution Right [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	$ (1,052,622)	$ (868,036)	$ (906,609)